Note 14 - Employee Incentive Schemes - Stock Option Activity (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance (in shares)	8,878,800
Balance (in dollars per share)	$ 0.29
Granted (in shares)	3,840,000	250,000
Granted (in dollars per share)	$ 0.96
Exercised (in shares)	(90,000)	(216,650)
Exercised (in dollars per share)	$ 0.49	$ 0.35
Lapsed (in shares)	(222,500)
Lapsed (in dollars per share)	$ 0.46
Balance at December 31, 2022 (in shares)	12,406,300	8,878,800
Balance at December 31, 2022 (in dollars per share)	$ 0.49	$ 0.29